Shareholder Report, Average Annual Return (Details)	12 Months Ended											60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2024	May 31, 2024
BFS Equity Fund Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014
Average Annual Return, Percent	25.87%											11.22%	9.90%
LS Opportunity Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014
Average Annual Return, Percent	17.81%											7.51%	6.29%
S P 500 Index [Member] | BFS Equity Fund Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	28.19%											15.80%	12.69%
S P 500 Index [Member] | LS Opportunity Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	28.19%											15.80%	12.69%
Dow Jones Industrial Averages [Member] | BFS Equity Fund Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	19.97%											11.62%	11.25%